FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 5: -
Fair value measurement

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2013 and 2012:

	Fair value measurements using input type
	December 31, 2013
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	$4,051	$-	$-	$4,051
Government and corporate debentures	14,210	215	-	14,425
Foreign currency derivative contracts	-	-	-	-

Total financial assets	18,261	215	-	18,476

Liabilities:
Contingent consideration (*)	-	-	13,740	13,740

Total financial liabilities	-	-	13,740	13,740

Redeemable non-controlling interest (*)	$-	$-	$23,529	$23,529

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$2,100	$-	$-	$2,100
Government and corporate debentures	12,860	237	-	13,097
Foreign currency derivative contracts	-	253	-	253

Total financial assets	14,960	490	-	15,450

Liabilities:
Contingent consideration (*)	-	-	12,022	12,022

Total financial liabilities	-	-	12,022	12,022

Redeemable non-controlling interest (*)	$-	$-	$22,117	$22,117

(*)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

The following table summarizes the Company’s activity with respect to those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2012	2013

Carrying value as of January 1	$2,233	$-
Sale of financial assets	(2,331)	-
Net changes in fair value	67	-
Realized gain	31	-

Carrying value as of December 31	$-	$-

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31,
	2012	2013

Carrying value as of January 1	$15,059	$34,139
Acquisition of new subsidiary	28,209	-
Increase of contingent consideration	-	2,459
Repayment of contingent consideration	(8,907)	(1,313)
Exchange differences	177	2,474
Net income attributable to redeemable non-controlling interests	-	546
Net changes in fair value	(399)	(1,036)

Carrying value as of December 31	$34,139	$37,269